SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 8,845	$ 9,165	$ 8,000
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	1,219	1,133	581
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	3,010	3,168	2,499
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	2,651	2,943	3,212
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 1,965	$ 1,921	$ 1,708